NATIXIS FUNDS TRUST I

May 5, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Information, each dated May 1, 2014, for the CGM Advisor Targeted Equity Fund, Natixis Diversified Income Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund and Vaughan Nelson Small Cap Value Fund, each a series of Natixis Funds Trust I, do not differ from those contained in Post-Effective Amendment No. 108 that was filed electronically on April 29, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary